UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International SmallCap Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended November 30, 2007

Total Return for the 6 Months Ended November 30, 2007
Class A	Class B	Class C	Class D	MSCI EAFE Small Cap Total Return Index[1]	Lipper International Small/ Mid-Cap Core Funds Average[2]
-8.05%	-8.38%	-8.43%	-7.91%	-6.05%	-3.23%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

International equity markets were volatile in the six months ended November 30, 2007, as investors reacted to troubling news in the U.S. economy. In the summer months, fallout from the subprime mortgage market crisis, tightening credit conditions and weakening in the U.S. housing market led to declining performance in many developed markets. Central banks around the world reacted with an injection of cash at the end of August and the U.S. Federal Open Market Committee surprised the markets at the end of September with a 50 basis point reduction in the target federal funds rate, both of which bolstered markets temporarily. But softer retail sales, higher oil prices, tight credit standards, and further deterioration in the real estate market continued to weigh on the markets and contributed to lowered expectations for economic growth in Europe and the U.K. Japan also faced a difficult environment during the six-month period. The resignation of Prime Minister Abe in September and the sharply appreciating yen toward the end of the period led to declines in the Japanese market for the period overall.

The period was also characterized by a dramatically weaker U.S. dollar relative to the Euro and U.K. pound sterling. The yen was essentially flat against the dollar for most of the period, but rose strongly in the final months.

Performance Analysis

All share classes of Morgan Stanley International SmallCap Fund underperformed the MSCI EAFE Small Cap Total Return Index and the Lipper International Small/Mid-Cap Core Funds Average for the six months ended November 30, 2007, assuming no deduction of applicable sales charges.

The primary detractors from performance relative to the MSCI EAFE Small Cap Total Return Index were our stock selections in the financials and consumer discretionary sectors. Although the Fund benefited from an underweight allocation in the financials sector, the positive impact was not enough to offset negative results from our stock selection in diversified financial stocks. Within the consumer discretionary sector, declining performance came from a number of areas, including holdings in retailing, consumer durables and apparel, and consumer services stocks. The information technology sector also hampered relative performance, with weak stock selection in the semiconductor and semiconductor equipment industry.

However, the Fund achieved positive performance relative to the MSCI EAFE Small Cap Total Return Index in other areas. Stock selection in the health care sector was a positive contributor, led by strong selection in pharmaceuticals companies and in health care equipment and services companies. The industrials sector also bolstered relative performance, largely due to stock selection in the capital goods industry.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Galenica AG	2.7%
Ariake Japan Co., Ltd.	2.7
Premier Foods PLC	2.4
Davide Campari-Milano SpA	2.3
MTU Aero Engines Holding AG	2.2
Schibsted ASA	2.2
Omega Pharma S.A.	2.1
Tsumura & Co.	2.1
Wincanton PLC	2.0
Glanbia PLC	2.0
TOP FIVE COUNTRIES
Japan	26.4%
United Kingdom	13.0
Switzerland	7.1
Italy	6.6
Norway	6.2

Data as of November 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (including depositary receipts) of "small capitalization" companies located outside the United States. A company is considered to be a "small capitalization" company if it has a market capitalization of generally less than $5 billion at the time of purchase. The Fund invests in companies located in at least three countries outside the United States, and currently may invest more than 25 percent of its assets in securities of companies located in each of the United Kingdom and Japan. A company is considered to be located in a particular country if it (a) is organized under the laws of the country or has a principal office in that country, (b) has securities which are principally traded on a stock exchange in the country, (c) derives at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the country, or (d) maintains at least 50 percent of its assets in the country. The Fund may invest up to 10 percent of its assets in emerging market countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended November 30, 2007
Symbol	Class A Shares* (since 07/28/97) ISMAX		Class B Shares** (since 07/29/94) ISMBX		Class C Shares† (since 07/28/97) ISMCX		Class D Shares†† (since 07/28/97) ISMDX
1 Year	3.21% (2.21)	[3] [4]	2.43% (1.23)	[3] [4]	2.31% 1.58	[3] [4]	3.42% —	[3]
5 Years	21.37 20.07	[3] [4]	20.37 20.17	[3] [4]	20.44 20.44	[3] [4]	21.59 —	[3]
10 Years	11.05 10.45	[3] [4]	10.32 10.32	[3] [4]	10.23 10.23	[3] [4]	11.19 —	[3]
Since Inception	9.26 8.69	[3] [4]	6.06 6.06	[3] [4]	8.45 8.45	[3] [4]	9.41 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index is a free float-adjusted market capitalization index designed to measure the performance of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia, and the Far East, including price performance and income from dividend payments. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The Index aims to capture 40% of the full market capitalization of the eligible small cap universe of companies of each country by industry. For periods prior to December 31, 2000, the Index's returns include those of the MSCI EAFE Small Cap Price Index. For periods from January 1, 2001 and beyond, the Index's returns reflect those of the Total Return (Net) Index which reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Small/Mid-Cap Core Funds Average tracks the performance of all funds in the Lipper International Small/Mid-Cap Core Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Lipper International Small/Mid-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/07 – 11/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	06/01/07	11/30/07	06/01/07 – 11/30/07
Class A
Actual (-8.05% return)	$1,000.00	$919.50	$8.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.00	$9.07
Class B
Actual (-8.38% return)	$1,000.00	$916.20	$12.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.25	$12.83
Class C
Actual (-8.43% return)	$1,000.00	$915.70	$12.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.25	$12.83
Class D
Actual (-7.91% return)	$1,000.00	$920.90	$7.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.25	$7.82

*  Expenses are equal to the Fund's annualized expense ratios of 1.80%, 2.55%, 2.55% and 1.55% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 1.91%, 2.66%, 2.66% and 1.66%, for Class A, Class B, Class C and Class Dshares, respectively.

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (a) (95.4%)
	Australia (5.1%)
	Apparel/Footwear
344,575	Pacific Brands Ltd.	$948,301
	Food: Major Diversified
397,041	Goodman Fielder Ltd.	686,828
	Hospital/Nursing Management
30,390	Ramsay Health Care Ltd.	294,185
	Packaged Software
557,451	Infomedia Ltd.	258,803
416,863	MYOB Ltd.	505,574
		764,377
	Total Australia	2,693,691
	Austria (1.0%)
	Electrical Products
13,168	Zumtobel AG	522,561
	Belgium (2.1%)
	Food: Specialty/Candy
15,557	Omega Pharma S.A.	1,092,196
	Cayman Islands (0.5%)
	Semiconductors
3,166,000	Solomon Systech International Ltd.	269,787
	Denmark (2.5%)
	Beverages: Alcoholic
4,414	Carlsberg A/S (Series B)	561,193
	Food: Specialty/Candy
9,978	Danisco A/S	735,237
	Total Denmark	1,296,430
	Finland (3.0%)
	Engineering & Construction
12,094	YIT Oyj	281,382
	Food: Specialty/Candy
16,188	HKScan Oyj	362,860
	Major Telecommunications
12,773	Elisa Oyj	397,381

NUMBER OF SHARES		VALUE
	Marine Shipping
10,014	Cargotec Corp. (B Shares)	$525,970
	Total Finland	1,567,593
	France (6.0%)
	Aerospace & Defense
6,982	Zodiac S.A.	455,250
	Computer Processing Hardware
67,379	Bull S.A.*	404,843
	Electrical Products
1,892	Nexans S.A.	253,048
	Financial Publishing/Services
8,244	GL Trade S.A.	376,944
	Industrial Specialties
12,282	Saft Groupe S.A.*	545,440
	Pharmaceuticals: Other
11,608	Ipsen S.A.	658,165
	Real Estate Development
6,499	Icade	474,840
	Total France	3,168,530
	Germany (3.6%)
	Aerospace & Defense
21,732	MTU Aero Engines Holding AG	1,154,531
	Chemicals: Agricultural
2,256	K+S AG	460,503
	Industrial Machinery
229	Gildemeister AG	5,746
	Internet Software/Services
2,901	SCS Standard Computersysteme*	0
	Investment Banks/Brokers
7,997	AWD Holding AG	268,778
	Total Germany	1,889,558
	Ireland (4.0%)
	Food: Meat/Fish/Dairy
150,581	Glanbia PLC	1,035,131

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food: Specialty/Candy
27,961	Kerry Group PLC (A Shares)	$811,151
	Industrial Conglomerates
9,819	DCC PLC	243,981
	Total Ireland	2,090,263
	Italy (6.6%)
	Auto Parts: O.E.M.
31,778	Sogefi SpA	274,779
	Beverages: Alcoholic
119,437	Davide Campari-Milano SpA	1,185,655
	Construction Materials
14,143	Buzzi Unicem SpA	392,607
	Electrical Products
16,420	Prysmian SpA*	412,730
	Electronic Components
9,023	SAES Getters SpA	258,298
	Industrial Machinery
45,604	Interpump Group SpA	480,963
	Regional Banks
48,289	Banca CR Firenze	465,872
	Total Italy	3,470,904
	Japan (26.4%)
	Commercial Printing/Forms
14,700	Nissha Printing Co., Ltd.	536,776
	Computer Peripherals
133	Wacom Co., Ltd.	312,239
	Containers/Packaging
25,000	Rengo Co., Ltd.	185,747
	Electric Utilities
12,900	Okinawa Electric Power Company, Inc. (The)	697,145
	Electrical Products
11,400	Mabuchi Motor Co., Ltd.	739,211
	Electronic Components
25,700	Yamaichi Electronics Co., Ltd.	102,733

NUMBER OF SHARES		VALUE
	Electronic Equipment/Instruments
49	Osaki Engineering Co., Ltd.	$106,736
38,000	Sokkia Co., Ltd.	152,094
		258,830
	Electronic Production Equipment
6,800	Miraial Co., Ltd.	266,676
29,900	Shinkawa Ltd.	451,477
73	V Technology Co., Ltd.	184,910
		903,063
	Electronics/Appliance Stores
31,500	Hikari Tsushin, Inc.	968,262
	Electronics/Appliances
8,300	Nihon Trim Co., Ltd.	241,713
	Finance/Rental/Leasing
245,200	APLUS Co., Ltd.*	193,820
2,300	Century Leasing System, Inc.	20,384
13,700	Fuyo General Lease Co., Ltd.	404,201
59,000	Jaccs Co., Ltd.	157,320
89,200	Japan Securities Finance Co., Ltd.	807,143
		1,582,868
	Food: Meat/Fish/Dairy
38,000	Snow Brand Milk Products Co., Ltd.	127,076
	Food: Specialty/Candy
70,700	Ariake Japan Co., Ltd.	1,399,997
	Household/Personal Care
18,000	Milbon Co., Ltd.	521,523
	Industrial Specialties
21,400	Nihon Micro Coating Co., Ltd.	54,810
	Medical Specialties
15,500	Miraca Holdings Inc.	377,558
4,400	Nakanishi Inc.	536,717
		914,275
	Miscellaneous Manufacturing
48,000	Takuma Co., Ltd.	214,124
	Movies/Entertainment
22,800	TOEI ANIMATION CO., LTD.	515,189

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Other
51,200	Tsumura & Co.	$1,080,518
	Real Estate Development
68	Arealink Co., Ltd.	28,768
7,300	Atrium Co., Ltd.	164,758
141	Sun Frontier Fudousan Co., Ltd.	238,317
		431,843
	Recreational Products
33,200	Mars Engineering Corp.	443,249
	Regional Banks
138	The Yachiyo Bank Ltd.	562,248
	Restaurants
49,037	DOUTOR NICHIRES Holdings Co., Ltd.*	792,603
	Wireless Telecommunications
110	OKINAWA CELLULAR TELEPHONE COMPANY	291,803
	Total Japan	13,877,845
	Netherlands (2.0%)
	Building Products
39,781	Wavin NV	524,447
	Industrial Machinery
8,094	Advanced Metallurgical Group NV*	515,913
	Total Netherlands	1,040,360
	New Zealand (1.0%)
	Discount Stores
60,833	Warehouse Group Ltd. (The)	288,537
	Medical Specialties
94,518	Fisher & Paykel Healthcare Corporation Ltd.	226,988
	Total New Zealand	515,525
	Norway (6.1%)
	Biotechnology
92,553	Pronova BioPharma AS*	347,053
	Contract Drilling
10,477	Fred. Olsen Energy ASA	518,307

NUMBER OF SHARES		VALUE
	Engineering & Construction
11,408	Veidekke ASA	$104,194
	Oil & Gas Production
45,096	Revus Energy ASA*	729,578
	Oilfield Services/Equipment
28,867	TGS Nopec Geophysical Company ASA*	395,474
	Publishing: Newspapers
24,959	Schibsted ASA	1,134,373
	Total Norway	3,228,979
	Spain (0.5%)
	Pulp & Paper
10,917	Miquel y Costas & Miquel, S.A.	271,682
	Sweden (4.9%)
	Advertising/Marketing Services
23,397	Eniro AB	255,147
	Aerospace & Defense
39,359	Saab AB (B Shares)	808,074
	Electronic Production Equipment
62,197	Micronic Laser Systems AB*	428,951
	Medical Specialties
25,732	Elekta AB (B Shares)	436,701
	Pulp & Paper
57,114	Billerud Aktiebolag	661,079
	Total Sweden	2,589,952
	Switzerland (7.1%)
	Building Products
4,254	Schindler Holding AG (Participation Certificates)	264,322
132	Zehnder Group AG (Bearer Shares)	215,655
		479,977
	Electronic Components
930	Lem Holding SA (Registered Shares)	256,123
	Industrial Specialties
1,055	sia Abrasives Holding AG (Registered Shares)	373,883

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  November 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Manufacturing
1,849	Kaba Holding AG (Registered B Shares)	$587,956
	Pharmaceuticals: Major
2,615	Galenica AG (Registered Shares)	1,422,565
	Trucks/Construction/ Farm Machinery
2,382	Bucher Industries AG (Registered Shares)	588,497
	Total Switzerland	3,709,001
	United Kingdom (13.0%)
	Aerospace & Defense
47,322	Meggitt PLC	302,926
	Beverages: Non-Alcoholic
119,472	Britvic PLC	850,021
	Biotechnology
117,392	Ark Therapeutics Group PLC*	241,439
	Casino/Gaming
54,969	William Hill PLC	585,434
	Finance/Rental/Leasing
44,539	Cattles PLC	276,731
	Food: Specialty/Candy
307,066	Premier Foods PLC	1,264,149
	Industrial Machinery
18,404	Rotork PLC	372,473
21,529	Spirax-Sarco Engineering PLC	426,010
		798,483
	Miscellaneous Manufacturing
54,053	IMI PLC	501,830
	Restaurants
88,026	Luminar Group Holdings PLC	947,202

NUMBER OF SHARES		VALUE
	Trucking
127,230	Wincanton PLC	$1,050,695
	Total United Kingdom	6,818,910
	Total Common Stocks (Cost $45,970,790)	50,113,767
	Preferred Stock (a) (1.3%)
	Germany (1.3%)
	Industrial Machinery
15,202	Sartorius AG (Cost $164,076)	647,549
Total Investments (Cost $46,134,866) (b)	96.7%	50,761,316
Other Assets in Excess of Liabilities	3.3	1,748,468
Net Assets	100.0%	$52,509,784

  *  Non-income producing security.

  (a)  Securities with a total market value of $50,761,316 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,280,260 and the aggregate gross unrealized depreciation is $5,653,810, resulting in net unrealized appreciation of $4,626,450.

Forward Foreign Currency Contracts Open at November 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$69,628	GBP	33,766	12/03/07	$(209)
EUR	69,718		$102,971	12/03/07	977
JPY	85,000,000		$773,571	12/03/07	8,598
JPY	1,572,140		$14,308	12/03/07	159
NOK	702,977		$128,000	12/03/07	1,269
EUR	2,117		$3,128	12/04/07	30
JPY	35,559,429		$320,818	12/04/07	794
Net Unrealized Appreciation					$11,618

Currency Abbreviations:

GBP   British Pound.

EUR   Euro.

JPY   Japanese Yen.

NOK   Norwegian Krona.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Summary of Investments  ■  November 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Food: Specialty/Candy	$5,665,590	11.2%
Aerospace & Defense	2,720,781	5.4
Industrial Machinery	2,448,654	4.8
Electrical Products	1,927,550	3.8
Finance/Rental/Leasing	1,859,599	3.7
Beverages: Alcoholic	1,746,848	3.4
Restaurants	1,739,805	3.4
Pharmaceuticals: Other	1,738,683	3.4
Medical Specialties	1,577,964	3.1
Pharmaceuticals: Major	1,422,565	2.8
Electronic Production Equipment	1,332,014	2.6
Miscellaneous Manufacturing	1,303,910	2.6
Food: Meat/Fish/Dairy	1,162,207	2.3
Publishing: Newspapers	1,134,373	2.2
Trucking	1,050,695	2.1
Regional Banks	1,028,120	2.0
Building Products	1,004,424	2.0
Industrial Specialties	974,133	1.9
Electronics/Appliance Stores	968,262	1.9
Apparel/Footwear	948,301	1.9
Pulp & Paper	932,761	1.8
Real Estate Development	906,683	1.8
Beverages: Non-Alcoholic	850,021	1.7
Packaged Software	764,377	1.5
Oil & Gas Production	729,578	1.4
Electric Utilities	697,145	1.4
Food: Major Diversified	686,828	1.3
Electronic Components	617,154	1.2
Trucks/Construction/ Farm Machinery	588,497	1.2
Biotechnology	588,492	1.2

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Casino/Gaming	$585,434		1.1%
Commercial Printing/Forms	536,776		1.1
Marine Shipping	525,970		1.0
Household/Personal Care	521,523		1.0
Contract Drilling	518,307		1.0
Movies/Entertainment	515,189		1.0
Chemicals: Agricultural	460,503		0.9
Recreational Products	443,249		0.9
Computer Processing Hardware	404,843		0.8
Major Telecommunications	397,381		0.8
Oilfield Services/Equipment	395,474		0.8
Construction Materials	392,607		0.8
Engineering & Construction	385,576		0.8
Financial Publishing/Services	376,944		0.7
Computer Peripherals	312,239		0.6
Hospital/Nursing Management	294,185		0.6
Wireless Telecommunications	291,803		0.6
Discount Stores	288,537		0.6
Auto Parts: O.E.M.	274,779		0.5
Semiconductors	269,787		0.5
Investment Banks/Brokers	268,778		0.5
Electronic Equipment/ Instruments	258,830		0.5
Advertising/Marketing Services	255,147		0.5
Industrial Conglomerates	243,981		0.5
Electronics/Appliances	241,713		0.5
Containers/Packaging	185,747		0.4
	$50,761,316	*	100.0%

  *  Does not include open forward foreign currency contracts with net unrealized appreciation of $11,618.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $46,134,866)	$50,761,316
Unrealized appreciation on open forward foreign currency contracts	11,827
Foreign cash, at value (cost $790,344)	780,598
Receivable for:
Investments sold	1,131,020
Dividends	104,827
Foreign withholding taxes reclaimed	24,692
Shares of beneficial interest sold	369
Dividends from affiliate	759
Prepaid expenses and other assets	197,693
Total Assets	53,013,101
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	209
Payable for:
Investments purchased	246,184
Shares of beneficial interest redeemed	39,355
Investment advisory fee	35,615
Distribution fee	22,056
Administration fee	3,545
Transfer agent fee	2,537
Payable to bank	85,851
Accrued expenses and other payables	67,965
Total Liabilities	503,317
Net Assets	$52,509,784
Composition of Net Assets:
Paid-in-capital	$34,256,446
Net unrealized appreciation	4,621,177
Accumulated net investment loss	(333,456)
Accumulated undistributed net realized gain	13,965,617
Net Assets	$52,509,784
Class A Shares:
Net Assets	$28,707,133
Shares Outstanding (unlimited authorized, $.01 par value)	2,349,963
Net Asset Value Per Share	$12.22
Maximum Offering Price Per Share (net asset value plus 5.54% of net asset value)	$12.90
Class B Shares:
Net Assets	$15,808,744
Shares Outstanding (unlimited authorized, $.01 par value)	1,404,351
Net Asset Value Per Share	$11.26
Class C Shares:
Net Assets	$3,118,035
Shares Outstanding (unlimited authorized, $.01 par value)	278,528
Net Asset Value Per Share	$11.19
Class D Shares:
Net Assets	$4,875,872
Shares Outstanding (unlimited authorized, $.01 par value)	395,187
Net Asset Value Per Share	$12.34

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2007 (unaudited)

Net Investment Loss: Income
Dividends (net of $23,945 foreign withholding tax)	$436,605
Interest	437
Dividends from affiliate	6,163
Total Income	443,205
Expenses
Investment advisory fee	294,862
Distribution fee (Class A shares)	40,103
Distribution fee (Class B shares)	94,328
Distribution fee (Class C shares)	17,306
Transfer agent fees and expenses	48,224
Custodian fees	41,729
Professional fees	35,248
Shareholder reports and notices	29,440
Registration fees	27,044
Administration fee	24,830
Trustees' fees and expenses	483
Other	14,891
Total Expenses	668,488
Less: amounts waived/reimbursed	(34,700)
Less: expense offset	(305)
Net Expenses	633,483
Net Investment Loss	(190,278)
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	5,634,066
Foreign exchange transactions	59,133
Net Realized Gain	5,693,199
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(10,890,795)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(2,497)
Net Change in Unrealized Appreciation/Depreciation	(10,893,292)
Net Loss	(5,200,093)
Net Decrease	$(5,390,371)

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007	FOR THE YEAR ENDED MAY 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$(190,278)	$219,175
Net realized gain	5,693,199	13,522,853
Net change in unrealized appreciation/depreciation	(10,893,292)	(2,306,488)
Net Increase (Decrease)	(5,390,371)	11,435,540
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	—	(505,663)
Class B shares	—	(95,208)
Class C shares	—	(33,813)
Class D shares	—	(157,961)
Net realized gain
Class A shares	—	(9,270,808)
Class B shares	—	(6,785,190)
Class C shares	—	(1,166,721)
Class D shares	—	(2,478,027)
Total Dividends and Distributions	—	(20,493,391)
Net increase (decrease) from transactions in shares of beneficial interest	(12,169,437)	1,634,082
Net Decrease	(17,559,808)	(7,423,769)
Net Assets:
Beginning of period	70,069,592	77,493,361
End of Period (Including accumulated net investment loss of $333,456 and dividends in excess of net investment income $143,178, respectively)	$52,509,784	$70,069,592

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited)

1. Organization And Accounting Policies

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is,

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund's financial statements.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of the daily net assets not exceeding $1.5 billion and 0.90% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

Investment Adviser paid the Sub-Adviser compensation of $126,590 for the six months ended November 30, 2007.

The Investment Adviser has voluntarily agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) through June 30, 2008, by assuming the Fund's "other expenses" and/or waiving the Fund's investment advisory fees, and the Fund's Administrator has agreed to waive the administrative fees, to the extent such operating expenses exceed 1.55% of the average net assets of the Fund on an annualized basis.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,741,289 at November 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

The Distributor has informed the Fund that for the six months ended November 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $12,670 and $100, respectively and received $788 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Portfolio — Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $108 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $6,163 for the six months ended November 30, 2007. During the six months ended November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $6,471,377 and $6,766,225, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2007 aggregated $17,903,530 and $31,415,639, respectively. Included in the aforementioned transactions are purchases and sales of $218,674 and $17,110, respectively, with other Morgan Stanley Funds, including a realized gain of $3,193.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

5. Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	210,260	$2,771,752	136,458	$1,849,140
Conversion from Class B	100,558	1,269,210	130,137	1,792,829
Reinvestment of dividends and distributions	—	—	737,904	9,009,810
Redeemed	(606,972)	(7,736,372)	(618,736)	(8,676,072)
Net increase (decrease) — Class A	(296,154)	(3,695,410)	385,763	3,975,707
CLASS B SHARES
Sold	6,645	133,681	55,795	715,929
Conversion to Class A	(108,936)	(1,269,210)	(139,566)	(1,792,829)
Reinvestment of dividends and distributions	—	—	551,635	6,250,024
Redeemed	(271,471)	(3,198,830)	(610,130)	(8,109,223)
Net decrease — Class B	(373,762)	(4,334,359)	(142,266)	(2,936,099)
CLASS C SHARES
Sold	619	17,554	7,246	89,800
Reinvestment of dividends and distributions	—	—	99,307	1,119,188
Redeemed	(36,796)	(428,862)	(98,766)	(1,285,022)
Net decrease — Class C	(36,177)	(411,308)	(7,787)	(76,034)
CLASS D SHARES
Sold	7,900	119,946	16,218	226,700
Reinvestment of dividends and distributions	—	—	174,933	2,153,429
Redeemed	(299,610)	(3,848,306)	(119,857)	(1,709,621)
Net increase (decrease) — Class D	(291,710)	(3,728,360)	71,294	670,508
Net increase (decrease) in Fund	(997,803)	$(12,169,437)	322,578	$1,634,082

  †   On July 30, 2004, the Fund suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  November 30, 2007 (unaudited) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2007, investments in securities of issuers in Japan and United Kingdom represented 26.4% and 13.0% repectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At November 30, 2007, the Fund's cash balance consisted principally of interest bearing deposits with JPMorgan Chase, the Fund's custodian.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International SmallCap Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period.	$13.29		$15.57		$15.39	$13.47	$9.12	$10.10
Income (loss) from investment operations:
Net investment income (loss)‡	(0.02)		0.08		0.04	0.09	0.04	0.03
Net realized and unrealized gain (loss)	(1.05)		2.35		3.46	2.26	4.31	(1.01)
Total income (loss) from investment operations	(1.07)		2.43		3.50	2.35	4.35	(0.98)
Less dividends and distributions from:
Net investment income	–		(0.24)		(0.14)	(0.10)	–	–
Net realized gain	–		(4.47)		(3.18)	(0.33)	–	–
Total dividends and distributions	–		(4.71)		(3.32)	(0.43)	–	–
Net asset value, end of period	$12.22		$13.29		$15.57	$15.39	$13.47	$9.12
Total Return†	(8.05	)%(1)	18.30%		25.01%	17.47%	47.70%	(9.70)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(2)(4)(5)	1.80	%(5)	1.80%	1.81%	2.03%	2.27%
Net investment income (loss)	(0.37	)%(2)(4)(5)	0.57	%(5)	0.23%	0.58%	0.32%	0.36%
Supplemental Data:
Net assets, end of period, in thousands	$28,707		$35,161		$35,197	$33,179	$4,109	$6,623
Portfolio turnover rate	29	%(1)	39%		40%	33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

(5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
November 30, 2007	1.91%	(0.48)%
May 31, 2007	1.93	0.44

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.29		$14.66		$14.64	$12.85	$8.79	$9.81
Income (loss) from investment operations:
Net investment loss‡	(0.07)		(0.03)		(0.09)	(0.02)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	(0.96)		2.19		3.29	2.14	4.11	(0.99)
Total income (loss) from investment operations	(1.03)		2.16		3.20	2.12	4.06	(1.02)
Less dividends and distributions from:
Net investment income	–		(0.06)		–	(0.00)*	–	–
Net realized gain	–		(4.47)		(3.18)	(0.33)	–	–
Total dividends and distributions	–		(4.53)		(3.18)	(0.33)	–	–
Net asset value, end of period	$11.26		$12.29		$14.66	$14.64	$12.85	$8.79
Total Return†	(8.38	)%(1)	17.44%		24.01%	16.55%	46.19%	(10.40)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(2)(4)(5)	2.55	%(5)	2.55%	2.57%	2.79%	3.03%
Net investment loss	(1.12	)%(2)(4)(5)	(0.18	)%(5)	(0.52)%	(0.18)%	(0.44)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$15,809		$21,854		$28,148	$37,970	$61,055	$36,299
Portfolio turnover rate	29	%(1)	39%		40%	33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  *  Distribution of investment income of less than $0.005.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2007	2.66%	(1.23)%
May 31, 2007	2.68	(0.31)

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.22		$14.66		$14.62	$12.84	$8.78	$9.80
Income (loss) from investment operations:
Net investment loss‡	(0.07)		(0.02)		(0.06)	(0.01)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	(0.96)		2.18		3.28	2.15	4.10	(0.99)
Total income (loss) from investment operations	(1.03)		2.16		3.22	2.14	4.06	(1.02)
Less dividends and distributions from:
Net investment income	–		(0.13)		–	(0.03)	–	–
Net realized gain	–		(4.47)		(3.18)	(0.33)	–	–
Total dividends and distributions	–		(4.60)		(3.18)	(0.36)	–	–
Net asset value, end of period	$11.19		$12.22		$14.66	$14.62	$12.84	$8.78
Total Return†	(8.43	)%(1)	17.36%		24.40%	16.62%	46.24%	(10.41)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.55	%(2)(4)(5)	2.54	%(5)	2.37%	2.46%	2.79%	3.00%
Net investment loss	(1.12	)%(2)(4)(5)	(0.17	)%(5)	(0.34)%	(0.07)%	(0.44)%	(0.37)%
Supplemental Data:
Net assets, end of period, in thousands	$3,118		$3,847		$4,499	$5,469	$4,896	$1,652
Portfolio turnover rate	29	%(1)	39%		40%	33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2007	2.66%	(1.23)%
May 31, 2007	2.67	(0.30)

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MAY 31,
	MONTHS ENDED
	NOVEMBER 30, 2007		2007		2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.41		$15.67		$15.45	$13.50	$9.14	$10.10
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		0.12		0.08	0.12	0.08	0.05
Net realized and unrealized gain (loss)	(1.07)		2.37		3.47	2.27	4.28	(1.01)
Total income (loss) from investment operations	(1.07)		2.49		3.55	2.39	4.36	(0.96)
Less dividends and distributions from:
Net investment income	–		(0.28)		(0.15)	(0.11)	–	–
Net realized gain	–		(4.47)		(3.18)	(0.33)	–	–
Total dividends and distributions	–		(4.75)		(3.33)	(0.44)	–	–
Net asset value, end of period	$12.34		$13.41		$15.67	$15.45	$13.50	$9.14
Total Return†	(7.91	)%(1)	18.53%		25.28%	17.75%	47.70%	(9.50)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.55	%(2)(4)(5)	1.55	%(5)	1.55%	1.57%	1.79%	2.03%
Net investment income (loss)	(0.12	)%(2)(4)(5)	0.82	%(5)	0.48%	0.82%	0.56%	0.60%
Supplemental Data:
Net assets, end of period, in thousands	$4,876		$9,208		$9,648	$35,191	$42,989	$15,128
Portfolio turnover rate	29	%(1)	39%		40%	33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME(LOSS) RATIO
November 30, 2007	1.66%	(0.23)%
May 31, 2007	1.68	0.69

See Notes to Financial Statements

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

ISMSAN
IU08–00270P–Y12/07

MORGAN STANLEY FUNDS

Morgan Stanley
International
SmallCap Fund

Semiannual Report

November 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008